Accruals and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accruals and Other Current Liabilities
Payables for purchase of property, plant and equipment	¥ 456,395		¥ 118,181
Salaries and benefits payable	417,449		187,972
Tax payable	277,233		50,088
Accrued warranty	154,276		55,138	¥ 1,477
Payables for logistics expenses	143,632		43,571
Payables for research and development expenses	94,517		35,032
Deposits from vendors	27,716		9,120
Advance from customers	10,262		9,285
Payables for acquisition of Chongqing Zhizao (Note 5)	2,000		79,552
Other payables	295,888		59,520
Total	¥ 1,879,368	$ 294,914	¥ 647,459